Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Cash flows from operating activities
Profit/(Loss) before tax	RM (1,832,106)	$ (388,512)	RM 197,435	RM 594,686
Adjustments for:
Depreciation of property, plant and equipment	1,245,651	264,150	1,427,965	1,086,789
Gain on disposal of plant and equipment			(1,300)
Interest expense	422,433	89,580	666,872	419,444
Interest income	(35,391)	(7,505)	(12,582)	(4,501)
Property, plant and equipment written off	5	1	1,822	2
Inventories write-down	257,771	54,663	89,301
Inventories written off	34,048	7,220	332,952
Reversal of inventories write-down	(25,543)	(5,417)	(249,099)	(408,321)
Operating cash flows before working capital changes	66,868	14,180	2,453,366	1,688,099
Changes in working capital:
Inventories	3,699,221	784,448	2,671,383	(4,337,485)
Trade and other receivables	(4,353,076)	(923,103)	599,923	(216,669)
Trade and other payables	2,144,467	454,751	(3,565,014)	1,329,662
Cash (used in)/ generated from operations	1,557,480	330,276	2,159,658	(1,536,393)
Income tax paid	(112,164)	(23,785)	(119,207)	(481,326)
Net cash (used in)/ generated from operating activities	1,445,316	306,491	2,040,451	(2,017,719)
Cash flows from investing activities
Interest income	35,320	7,490	12,157	4,501
Purchase of plant and equipment	(581,327)	(123,275)	(395,054)	(397,231)
Proceeds from sale of plant and equipment			1,300
Net cash used in investing activities	(546,007)	(115,785)	(381,597)	(392,730)
Cash flows from financing activities
Advances from a related party	3,206,402	679,942	2,044,063
Loans from related parties			2,190,942	5,730,400
Repayment of loans to related parties	(3,457,875)	(733,269)	(923,842)	(3,399,910)
Interest paid to related parties	(309,275)	(65,584)	(78,241)	(234,836)
Repayment of lease liabilities	(1,315,265)	(278,912)	(1,047,395)	(855,857)
Interest paid for lease liabilities	(73,861)	(15,663)	(111,743)	(149,625)
Short-term deposits pledged	(8,571)	(1,818)	(4,312)	(4,242)
Net cash generated from/ (used in) financing activities	(1,958,445)	(415,304)	2,069,472	1,085,930
Net change in cash and cash equivalents	(1,059,136)	(224,598)	3,728,326	(1,324,519)
Cash and cash equivalents at beginning of year	4,552,611	965,416	824,285	2,148,804
Cash and cash equivalents at end of year	RM 3,493,475	$ 740,818	RM 4,552,611	RM 824,285